Segment and Geographic Information Geographic Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	$ 1,459,050,000	$ 1,430,789,000	$ 1,328,180,000
Long-lived assets	1,025,289,000	947,294,000	926,963,000
Other geographical disclosures [Abstract]
Sales in the United States, based on the final country of destination	598,500,000	561,900,000	529,600,000
Total long-lived assets in the United States	360,100,000	345,100,000	317,500,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	785,919,000	737,154,000	699,429,000
Long-lived assets	504,483,000	444,656,000	420,084,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	371,658,000	405,312,000	374,616,000
Long-lived assets	472,865,000	456,248,000	470,811,000
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	199,849,000	190,404,000	166,809,000
Long-lived assets	35,891,000	35,151,000	34,993,000
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	101,624,000	97,919,000	87,326,000
Long-lived assets	$ 12,050,000	$ 11,239,000	$ 1,075,000